Document and Entity Information	Feb. 02, 2022
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	GREENIDGE GENERATION HOLDINGS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40808
Entity Tax Identification Number	86-1746728
Entity Address, Address Line One	135 Rennell Drive
Entity Address, Address Line Two	3rd Floor
Entity Address, City or Town	Fairfield
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06890
City Area Code	315
Local Phone Number	536-2359
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001844971
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	590 Plant Road
Entity Address, City or Town	Dresden
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14441
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	GREE
Security Exchange Name	NASDAQ
8.50% Senior Notes due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	8.50% Senior Notes due 2026
Trading Symbol	GREEL
Security Exchange Name	NASDAQ